Selling and Marketing Expenses	12 Months Ended
Dec. 31, 2023
Selling and Marketing Expenses [Abstract]
SELLING AND MARKETING EXPENSES

NOTE 18 - SELLING AND MARKETING EXPENSES:

	Year ended December 31
	2023	2022	2021
	U.S. dollar in thousands
Payroll and related expenses	4,293	3,403	1,542
Media costs	1,506	5,572	2,067
Share-based payment	244	556	642
Professional fees	136	117	84
Marketing	699	814	210
Amortization and impairment of intangible assets and depreciation	2,765	992	389
Other	392	369	808
	10,035	11,823	5,742